Subsequent Event (Details Narrative) (USD $)	0 Months Ended
	Oct. 02, 2014 KBM Note 2 [Member]	Nov. 13, 2014 Preferred Stock
Principal Amount	$ 43,000
Interest Rate	8.00%
Convertible rate	58.00%
Beneficial conversion feature discount	$ 32,258
Common stock, tendered		150,000,000
Cancellation of Preferred Stock, shares		150,000
Common stock issued and outstanding		126,206,213